Other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other current liabilities.
Salaries and wages	$ 6,306	$ 4,342
Advance invoiced customers	5,447	7,367
Royalties	1,233	1,767
Other current liabilities	6,663	5,681
Total	$ 19,649	$ 19,157